Net Assets Held For Sale (Misc.) (Details)	12 Months Ended
Dec. 31, 2014
Assets Of Disposal Group Including Discontinued Operation [Abstract]
Net Assets Held For Sale, Description and Timing of Disposal	In September 2014, the Company undertook an evaluation of its strategic options for its Long Island, New York operations included in its U.S. northeast segment. As a result of the evaluation, the Company issued a confidential information memorandum (“CIM”) to a targeted audience of prospective buyers for its commercial, industrial and residential collection business and its transfer station and material recovery facilities that operate in this area. In reaching this decision, the Company concluded that it could generate a higher return from monetizing the net assets of this operation versus continuing to operate them. The Company accepted an offer and completed the sale of assets on February 28, 2015 (Note ##SUB).
Net Assets Held For Sale, Segment	U.S. northeast
Net Assets Held For Sale, Status	The Company accepted an offer and completed the sale of assets on February 28, 2015